Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Main Assumptions used in Actuarial Valuation of Retirement Plans
The table below shows the actuarial assumptions of demographic and financial nature used to calculate the defined benefit obligation:

Type	Assumption	12/31/2025	12/31/2024
Demographic	Mortality table (1)	AT-2000	AT-2000
Financial	Nominal discount rate (2)	11.70% p.a.	11.59% p.a.
Financial	Inflation (3)	4.00% p.a.	4.00% p.a.
1) Correspond to those disclosed by SOA - Society of Actuaries, with the general application of a 10% increase, according to the adherence to the plan’s population, in the probability of survival in relation to the respesctive basic tables.
2) Considers the interest rates of the National Treasury Notes (NTN-B) with maturity dates near the terms of the respective obligations, compatible with the economic scenario observed on the balance sheet closing date, considering the volatility of interest market and models used.
3) Long-term inflation projected.

Schedule of Allocation of Assets by Category Segmented into Quoted and Not Quoted in Active Market
Below is a table with the allocation of assets by category, segmented into Quoted in an active market and Not quoted in an active market:

Types	Fair value		% Allocation
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Fixed income securities	22,144	20,732	96.5%	96.5%
Quoted in an active market	21,481	20,117	93.6%	93.6%
Non quoted in an active market	663	615	2.9%	2.9%
Variable income securities	2	9	-	-
Quoted in an active market	2	4	-	-
Non quoted in an active market	-	5	-	-
Structured investments	125	120	0.5%	0.6%
Non quoted in an active market	125	120	0.5%	0.6%
Real estate	575	546	2.6%	2.5%
Loans to participants	91	83	0.4%	0.4%
Total	22,937	21,490	100.0%	100.0%

Schedule of Change in Net Amount Recognized in Balance Sheet	Change in the net amount recognized in the balance sheet
The net amount recognized in the Balance Sheet is limited by the asset ceiling and it is computed based on estimated future contributions to be realized by the sponsor, so that it represents the maximum reduction amount in the contributions to be made.

		12/31/2025
	Note	BD and CV plans				CD plans			Other post-employment benefits	Total
		Net asset	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount	Liabilities	Recognized amount
Amounts at the beginning of the period		21,490	(19,035)	(4,237)	(1,782)	365	(81)	284	(562)	(2,060)
Amounts recognized in income (1+2+3+4)		2,393	(2,108)	(493)	(208)	(16)	(10)	(26)	(61)	(295)
1 - Cost of current service		-	(24)	-	(24)	-	-	-	-	(24)
2 - Cost of past service		-	-	-	-	-	-	-	-	-
3 - Net interest		2,393	(2,084)	(493)	(184)	50	(10)	40	(61)	(205)
4 - Other revenues and expenses (1)		-	-	-	-	(66)	-	(66)	-	(66)
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)		749	(445)	(300)	4	(10)	(5)	(15)	14	3
5 - Effects on asset ceiling		-	-	(300)	(300)	-	(5)	(5)	-	(305)
6 - Remeasurements		762	(451)	-	311	(10)	-	(10)	14	315
Changes in demographic assumptions		-	151	-	151	-	-	-	-	151
Changes in financial assumptions		-	(384)	-	(384)	-	-	-	4	(380)
Experience of the plan (2)		762	(218)	-	544	(10)	-	(10)	10	544
7 - Exchange variation		(13)	6	-	(7)	-	-	-	-	(7)
Other (8+9+10)		(1,695)	1,947	-	252	-	-	-	83	335
8 - Receipt by destination of resources		-	-	-	-	-	-	-	-	-
9 - Benefits paid		(1,947)	1,947	-	-	-	-	-	83	83
10 - Contributions and investments from sponsor		252	-	-	252	-	-	-	-	252
Amounts at the end of the period		22,937	(19,641)	(5,030)	(1,734)	339	(96)	243	(526)	(2,017)
Amount recognized in Assets	18a				13			243	-	256
Amount recognized in Liabilities	18b				(1,747)			-	(526)	(2,273)

		12/31/2024
		BD and CV plans				CD plans			Other post-employment benefits	Total
		Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount	Liabilities	Recognized amount
Amounts at the beginning of the period		23,754	(21,590)	(4,130)	(1,966)	393	(80)	313	(776)	(2,429)
Amounts recognized in income (1+2+3+4)		2,226	(2,015)	(397)	(186)	105	(7)	98	(65)	(153)
1 - Cost of current service		-	(29)	-	(29)	-	-	-	-	(29)
2 - Cost of past service		-	-	-	-	-	-	-	-	-
3 - Net interest		2,226	(1,986)	(397)	(157)	41	(7)	34	(65)	(188)
4 - Other revenues and expenses (1)		-	-	-	-	64	-	64	-	64
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)		(3,240)	2,762	290	(188)	(133)	6	(127)	88	(227)
5 - Effects on asset ceiling		-	-	290	290	-	6	6	-	296
6 - Remeasurements		(3,244)	2,790	-	(454)	(133)	-	(133)	88	(499)
Changes in demographic assumptions		-	-	-	-	-	-	-	-	-
Changes in financial assumptions		-	3,197	-	3,197	-	-	-	91	3,288
Experience of the plan (2)		(3,244)	(407)	-	(3,651)	(133)	-	(133)	(3)	(3,787)
7 - Exchange variation		4	(28)	-	(24)	-	-	-	-	(24)
Other (8+9+10)		(1,250)	1,808	-	558	-	-	-	191	749
8 - Receipt by destination of resources		-	-	-	-	-	-	-	-	-
9 - Benefits paid		(1,808)	1,808	-	-	-	-	-	191	191
10 - Contributions and investments from sponsor		558	-	-	558	-	-	-	-	558
Amounts at the end of the period		21,490	(19,035)	(4,237)	(1,782)	365	(81)	284	(562)	(2,060)
Amount recognized in Assets	18a				17			284	-	301
Amount recognized in Liabilities	18b				(1,799)			-	(562)	(2,361)
1) Corresponds to the use of asset amounts allocated in pension funds of the defined contribution plans.
2) Correspond to the income obtained above/below the expected return and comprise the contributions made by participants.

Schedule of Defined Benefit Contribution	Defined benefit contributions

	Estimated contributions	Contributions made
	2026	01/01 to 12/31/2025	01/01 to 12/31/2024
Retirement plan - FIU	21	69	70
Retirement plan - FUNBEP	129	147	453
Total (1)	150	216	523
1) Include extraordinary contributions agreed upon in deficit equation plans.

Schedule of Maturity Profile of Defined Benefit Liabilities	Maturity profile of defined benefit liabilities

	Duration (1)	2026	2027	2028	2029	2030	2031 to 2035
Pension plan - FIU	7.95	1,219	1,263	1,305	1,345	1,383	7,381
Pension plan - FUNBEP	7.38	740	757	774	789	803	4,169
Other post-employment benefits	7.42	91	72	45	47	49	265
Total		2,050	2,092	2,124	2,181	2,235	11,815
1) Average duration of plan´s actuarial liabilities.

Schedule of Sensitivity of Defined Benefit Obligation	The results obtained are shown in the table below:

Main assumptions	BD and CV plans			Other post-employment benefits
	Present value of liability	Income	Stockholders´ equity (Other comprehensive income) (1)	Present value of liability	Income	Stockholders´ equity (Other comprehensive income) (1)
Discount rate
Increase by 0.5 p.p.	(669)	-	236	(17)	-	17
Decrease by 0.5 p.p.	716	-	(252)	19	-	(19)
Mortality table
Increase by 5%	(234)	-	79	(9)	-	9
Decrease by 5%	245	-	(82)	10	-	(10)
Medical inflation
Increase by 1 p.p.	-	-	-	40	-	(40)
Decrease by 1 p.p.	-	-	-	(35)	-	35
1) Net of effects of asset ceiling